Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions and Balances

19 RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group

Tencent Group	Shareholder of the Group

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues:
Technology services to Tencent	—	—	185
Total	—	—	185
Cost of revenue:
Cloud technology services from Tencent Group	24,915	20,363	17,111
Payment processing fees to Tencent Group	6,898	1,984	1,044
Total	31,813	22,347	18,155

The Group had the following balances with the major related parties:

	As of March 31,
	2023	2024
	RMB	RMB
Due from Tencent Group	1,260	587
Due to Tencent Group	(4,196)	(5,341)

All balances with the related parties as of March 31, 2023 and 2024 were unsecured, interest free and had no fixed terms.